Nifty India Financials ETF

Schedule of Investments

July 31, 2024 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 102.6%

India — 102.6%

Financials — 102.6%
Axis Bank	62,944	$876,629
Bajaj Finance	5,805	471,933
Bajaj Finserv	25,615	505,287
Cholamandalam Investment and Finance	24,369	412,297
HDFC Asset Management	5,824	286,179
HDFC Bank	96,610	1,864,325
HDFC Life Insurance	61,149	522,546
ICICI Bank	138,014	2,002,576
ICICI Lombard General Insurance	14,020	336,197
ICICI Prudential Life Insurance	22,586	198,524
IDFC	77,047	103,678
Kotak Mahindra Bank	23,048	497,660
LIC Housing Finance	17,552	160,838
Muthoot Finance	6,289	138,062
Power Finance	84,244	560,226
REC	68,404	526,334
SBI Cards & Payment Services	17,105	148,489
SBI Life Insurance	26,148	547,655
Shriram Finance	13,736	480,997
State Bank of India	48,762	508,069
		11,148,501

Total Common Stock
(Cost $7,744,377)		11,148,501

Total Investments - 102.6%
(Cost $7,744,377)		$11,148,501

Percentages based on Net Assets of $10,865,813.

††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

IND-QH-001-0800

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